DISCONTINUED OPERATIONS - Disposals transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
DISCONTINUED OPERATIONS
Total revenue	¥ 8,315,844	$ 1,171,262	¥ 7,744,072		¥ 11,425,836
Total cost of revenue	(8,065,407)	(1,135,989)	(8,007,630)		(11,625,224)
Interest income	83,810	11,805	80,361		49,658
Discontinued operations
DISCONTINUED OPERATIONS
Total revenue			82,291		52,933
Total cost of revenue			(53,338)		(11,700)
Interest income					4,671
Net cash inflows received by the Company's continuing operations from the Discontinued Operations after the disposal transactions | $		0		$ 246,106		$ 43,678
Freight delivery
DISCONTINUED OPERATIONS
Total cost of revenue	(5,206,967)	(733,386)	(5,114,937)		(8,506,738)
Freight delivery | Discontinued operations
DISCONTINUED OPERATIONS
Total revenue			45,664		6,271
Total cost of revenue			(34,262)		(4,274)
Supply chain management
DISCONTINUED OPERATIONS
Total cost of revenue	(1,700,467)	(239,506)	(1,711,818)		(1,741,832)
Supply chain management | Discontinued operations
DISCONTINUED OPERATIONS
Total revenue			16,547		4,500
Total cost of revenue			(5,315)		(3,390)
Others
DISCONTINUED OPERATIONS
Total cost of revenue	¥ (26,489)	$ (3,731)	(99,288)		(118,143)
Others | Discontinued operations
DISCONTINUED OPERATIONS
Total revenue			20,080		42,162
Total cost of revenue			¥ (13,761)		¥ (4,036)